[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


                               September 9, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:     Invesco Unit Trusts, Taxable Income Series 570
                File No. (333-209639) (CIK No. 1658213)
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Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on September 8, 2016.

                                                               Very truly yours,

                                                             /s/ JOHN F. TIERNEY
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                                                                 John F. Tierney
                                                                 Vice President,
                                                   Invesco Capital Markets, Inc.